TEMPLETON INSTITUTIONAL FUNDS
                                                        Broward Financial Centre
                                          500 East Broward Boulevard, Suite 2100
                                                  Fort Lauderdale, FL 33394-3091
                                                          Facsimile 954.847.2288
                                                          Telephone 954.527.7500
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April 2, 2008


Filed Via EDGAR (CIK 0000865722)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

        RE: Templeton Institutional Funds
        File Nos. 033-35779 and 811-06135

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 28, 2008.

Very truly yours,


/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Secretary

RCR:dac